Share capital (Details) CAD in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017 shares	Dec. 31, 2017 CAD shares	Dec. 31, 2016 CAD shares	Dec. 31, 2016 USD ($) shares
Balance at Start		CAD 1,208,273	CAD 1,121,947
Shares issued on financing, net of issue costs and deferred taxes			96,453
Shares issued on Performance Award settlement (note 15(b)) (in shares) | shares	825,359
Contributed surplus transferred on Performance Award settlement (note 15(b))		CAD 0
Shares issued on exercise of stock options (note 15(a)) (in shares) | shares		483,494
Contributed surplus transferred on exercise of stock options (note 15(a))		CAD 0	0
Balance at End		1,311,676	1,208,273
Issued capital [member]
Balance at Start		CAD 2,334,199	CAD 2,236,728
Balance at Start (in shares) | shares		184,654,333	170,827,158	170,827,158
Shares issued on financing, net of issue costs and deferred taxes			CAD 96,453
Shares issued on financing, net of issue costs and deferred taxes (in shares) | shares			13,427,075	13,427,075
Shares issued on Performance Award settlement (note 15(b))		CAD 0
Shares issued on Performance Award settlement (note 15(b)) (in shares) | shares		825,359
Contributed surplus transferred on Performance Award settlement (note 15(b))		CAD 5,374
Shares issued on exercise of stock options (note 15(a))		CAD 0		$ 0
Shares issued on exercise of stock options (note 15(a)) (in shares) | shares		483,494	400,100	400,100
Contributed surplus transferred on exercise of stock options (note 15(a))		CAD 1,228	CAD 1,018	$ 1,018
Balance at End		CAD 2,340,801	CAD 2,334,199
Balance at End (in shares) | shares		185,963,186	184,654,333	184,654,333